Note 3 - Property and Equipment (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Notes Tables
Property, Plant and Equipment [Table Text Block]
	March 31, 2022	December 31, 2021
Equipment and furnishings	$653,740	$591,554
Leasehold improvements	115,605	115,605
Total property and equipment	769,345	707,159
Accumulated depreciation and amortization	(562,490)	(550,221)
Property and equipment, net	$206,855	$156,938

	2021	2020
Equipment and furnishings	$591,554	$543,836
Leasehold improvements	115,605	115,605
Total property and equipment	707,159	659,441
Accumulated depreciation and amortization	(550,221)	(511,700)
Property and equipment, net	$156,938	$147,741